CORPORATE INFORMATION AND DEFINED TERMS	12 Months Ended
Dec. 31, 2024
Corporate Information And Defined Terms
CORPORATE INFORMATION AND DEFINED TERMS

1.	CORPORATE INFORMATION AND DEFINED TERMS

Corporate Information

These consolidated financial statements for the year ended December 31, 2024, the two months ended December 31, 2023, and the years ended October 31, 2023 and 2022, include the accounts of Grown Rogue International Inc. and its subsidiaries. The registered office is located at 40 King St W Suite 5800, Toronto, ON M5H 3S1.

Grown Rogue International Inc.’s subsidiaries and ownership thereof are summarized in the table below.

Entity	“Defined Term”	Location	Purpose	Percentage Held
Grown Rogue International Inc.	The “Company”	Ontario	Parent Company	NA
Grown Rogue Unlimited, LLC	“GR Unlimited”	Oregon	Holding Company	100%
Grown Rogue Gardens, LLC	“GR Gardens”	Oregon	Operating Entity	100%
GRU Properties, LLC	“GRU Properties”	Oregon	Property Management	100%
GRIP, LLC	“GRIP”	Oregon	Marketing/Branding	100%
Grown Rogue Distribution, LLC	“GR Distribution”	Oregon	Operating Entity	100%
Rogue EBC, LLC	“Rogue EBC”	Illinois	Operating Entity*	70%
Cannequality, LLC	“Cannequality”	Illinois	Licensing Company	70%
Canopy Management, LLC	“Canopy”	Michigan	Holding Company	100%
Golden Harvests LLC	“Golden Harvests”	Michigan	Operating Entity	80%
Grown Rogue Retail Ventures, LLC	“GR Retail”	Delaware	Holding Company	100%
Grown Rogue West New York, LLC	“West NY”	New Jersey	Retail Joint Venture**	44%

*	The Company consolidated 70% of Rogue EBC’s business activity under International Financial Reporting Standards (“IFRS”) 11 – Joint Arrangements. Cannequality is wholly owned by Rogue EBC, in which Cannequality is the legal entity that holds the acquired cannabis license for Rogue EBC’s joint arrangement operations. When regulatory milestones are achieved, the Company plans to dissolve Cannequality.
**	The Company, through its subsidiary GR Retail invested $806,250 in the equity of West NY. West NY is a lender to a retail business in New Jersey.

The Company is primarily engaged in the business of growing and selling cannabis products. The primary cannabis product produced and sold is cannabis flower.